Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended
	June 30, 2024		June 30, 2023		June 30, 2024		December 31, 2023
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	10	10,970	73	20,196	21	109	10	1,778
Fresenius SE affiliates	264	43,498	5,972	34,602	137	7,950	589	14,299
Equity method investees(2)	2,909	—	3,121	—	21,423	—	51,442	—
Total	3,183	54,468	9,166	54,798	21,581	8,059	52,041	16,077

Products
Fresenius SE affiliates(2)	34,124	11,488	35,641	12,552	15,849	6,350	23,535	9,585
Equity method investees	—	204,921	—	245,697	—	85,973	—	67,403
Total	34,124	216,409	35,641	258,249	15,849	92,323	23,535	76,988

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €16,274 and €5,172 at June 30, 2024 and December 31, 2023, respectively.
(2)	Sales of services related to equity method investees for the six months ended June 30, 2023 in the amount of €4,334 as well as purchases of goods related to Fresenius SE affiliates for the six months ended June 30, 2023 in the amount of (€8,862) were adjusted to correct for an error in presentation. The adjustment does not have an impact on the Company’s consolidated statements of income for the periods presented.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the six months ended June 30, 2024			For the six months ended June 30, 2023			June 30, 2024		December 31, 2023
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,297	944	51	4,457	704	200	26,697	29,167	29,214	29,017
Fresenius SE affiliates	9,207	213	—	8,906	654	—	96,194	96,164	102,029	104,558
Total	12,504	1,157	51	13,363	1,358	200	122,891	125,331	131,243	133,575

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.